SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Schedule of Goodwill [Table Text Block]	The movement for goodwill is as follow:
	September 30,
	2010	2011	2012
	RMB	RMB	RMB

Balance at beginning of year	16,665	16,665	11,973
Additions	-	-	-
Written off	-	(4,692)	-

	16,665	11,973	11,973